INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

15.   INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

Associates are those entities where the Group exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not equate to control or joint control over those policies.

Associates are accounted for using the equity method, with exception of associates held by the Group’s venture capital subsidiary, MTS Ventures Limited. The Group elected to measure venture investments in associates at fair value through profit or loss in accordance with IFRS 9.

Investments in associates are accounted for using the equity method are recognized at cost at the time of acquisition and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income. The carrying amount of the investment in such entities may include goodwill as the positive difference between the cost of the investment and Group’s proportionate share in the fair-values of the entity’s identifiable assets and liabilities.

Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement and have rights to the net assets of the arrangement. The Group recognizes its interest in a joint venture where it has joint control of the investment and accounts for that investment using the equity method.

The Group presents its share in profits or losses in associates and joint ventures accounted for using the equity method within operating profit if those interests are viewed as part of Group’s core operations. As of December 31, 2022, MTS Belarus, Zelenaya Tochka, Factorin and Monumental Vision were considered as part of the Group’s core operating activity. Shares in profits and losses of other Group’s associates and joint ventures were presented as non-operating items.

The Group’s investments in associates and joint ventures accounted for using the equity and fair value methods in the consolidated statements of profit or loss comprised the following:

	Country of		December 31,	December 31,
	operations	Operating activity	2022	2021
MTS Belarus	Belarus	telecommunications	5,798	6,265
Zelenaya Tochka	Russia	telecommunications	199	141
YouDo	Russia	classifieds	667	705
Other unquoted companies	Russia		2,611	1,319
Total investments in associates and joint ventures accounted for using the equity method			9,275	8,430
Other unquoted companies accounted for at fair value through profit or loss	Russia		477	305
Total investments in associates			9,752	8,735

Associates and joint ventures accounted for using the equity method and presented in share of the profit of operating associates and joint ventures in the consolidated statements of profit or loss

MTS Belarus

The reconciliation of summarized financial information of MTS Belarus to the carrying amount of the Group’s interest in associate is presented as follows:

	December 31,	December 31,
	2022	2021
Assets
Non-current assets	14,743	19,030
Current assets	11,940	15,386
Liabilities
Non-current liabilities	(4,497)	(9,062)
Current liabilities	(10,354)	(12,568)
Total identifiable net assets	11,832	12,786
The Group’s share in associate	49%	49%
The Group’s share of identifiable net assets	5,798	6,265
Carrying amount of the Group’s interest	5,798	6,265

The composition of the Group’s share of income of MTS Belarus is as follows:

	Year ended December 31,
	2022	2021	2020
Revenue	37,444	39,383	36,121
Net profit for the year	9,863	10,379	10,267
The Group’s share of the profit of the associate for the year	4,833	5,086	5,031
Other comprehensive income/(loss) for the year (currency translation adjustment)	(1,541)	183	(397)
Total comprehensive income for the year	8,322	10,562	9,870
The Group’s share of total comprehensive income of the associate for the year	4,078	5,175	4,836
Dividends received	(4,545)	(4,034)	(4,212)

Zelenaya Tochka

In February 2020, the Group purchased 51% stakes in Achemar Holdings Limited and Clarkia Holdings Limited, owners of the operational companies of “Zelenaya Tochka” Group, fixed-line operator in multiple regions of Russia. Purchase price comprised of cash payment in total amount of RUB 1,370 million. Purchase conditions included call and put options for the remaining stakes in Achemar Holdings Limited and Clarkia Holdings Limited, and share of purchase price in amount of RUB 166 million related to the fair value of call and put options acquired. The purchase of 51% stake was accounted as investment in joint venture based on the terms of the shareholders’ agreement.

In April 2021 the Group performed a step acquisition and obtained control over Achemar Holdings Limited, owner of Stavropol and Tambov subsidiaries of Zelenaya Tochka (Note 4).

As of the acquisition date the Group remeasured the previously held equity interest in Achemar Holdings Limited from RUB 1,166 million to fair value of RUB 1,582 million and recognized the resulting gain of RUB 415 million in the share of the profit in operating associates and joint ventures in the accompanying consolidated statement of profit or loss.

The Group continued to account for its investment in other operational companies of Zelenaya Tochka, owned by Clarkia Holdings Limited, as investment in joint venture.

Factorin

In July 2021 the Group purchased 51% stake in Amaran Limited, 100% owner of LLC Factorin (“Factorin”), for RUB 867 million. Factorin is the developer and owner of blockchain-based platform for trade finance transactions with a focus on supply chain finance and invoice factoring. The purchase of 51% stake was accounted as investment in joint venture based on the terms of the shareholders’ agreement.

The following table is the aggregate financial information of investments in individually insignificant joint ventures, held by the Group and presented within operating profit in the consolidated statements of profit or loss:

	Year ended December 31,
	2022	2021

Net (income)/loss for the year	1,362	114

The Group’s share of the (income)/loss of the joint venture for the year	260	32

Total comprehensive income for the year	1,362	114

Gain on remeasurement of previously held interest upon acquisition	—	(415)
Compensation of losses	—	(96)

The Group’s share of total comprehensive (income)/loss of the joint venture for the year	260	(479)

Associates and joint ventures accounted for using the equity method and presented within share of the profit of non-operating associates and joint ventures in the consolidated statements of profit or loss

YouDo

In September 2018, the Group acquired a 13.68% ownership interest in Youdo Web Technologies Limited (YouDo), a Russian online service provider matching freelance labor supply to demand for everyday and business tasks, for a cash contribution of RUB 824 million. In November 2021, the Group increased its share to 14.39%. Though the Group holds less than 20% of the equity interests in YouDo, nevertheless it has significant influence over the investee by means of representation on the investee’s Board of Directors and certain additional rights related to the decision-making process on key issues.

Navitel

In September 2022, the Group acquired a 50.85% ownership interest in Navitel for a cash contribution of RUB 690 million. Navitel is a leading digital navigation solution provider for automotive industries around the world. The Group holds more than 50% of the equity interests in Navitel, it has significant influence over the investee based on its ownership of equity shares, representation on the investee’s Board of Directors.

The following table is the aggregate financial information of investments in individually insignificant associates and joint ventures, held by the Group and presented within non-operating items in the consolidated statements of profit or loss:

	Year ended December 31,
	2022	2021	2020

Net (income) for the year	(1,035)	(856)	(1,048)

The Group’s share of the (income)/loss of the associate for the year	(209)	(181)	(273)

Other comprehensive income for the year	—	—	—
Total comprehensive (income) for the year	(1,035)	(856)	(1,048)

The Group’s share of total comprehensive (income)/loss of the associate for the year	(209)	(181)	(273)

Investments in venture capital associates

The following table is the aggregate financial information of investments in individually insignificant associates measured at fair value through profit or loss in accordance with IFRS 9:

	December 31,	Fair value		December 31,
	2022	adjustment	Investment	2021
Total investments in associates measured at fair value through profit or loss	477	—	172	305